Investments in Associates - Summarized Financial Information of Significant Associates (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Disclosure of associates [line items]
Revenue	[1],[2]	$ 33,670	$ 32,214
Net income	[1],[2]	7,892	7,450
Total assets	[2]	1,412,027	1,411,043
Total liabilities	[2]	1,327,951	1,332,472
Canadian tires financial services business [member]
Disclosure of associates [line items]
Revenue	[3],[4]		1,347
Net income	[3],[4]		368
Bank of Xian Co Ltd [member]
Disclosure of associates [line items]
Revenue	[3]	1,457	1,277
Net income	[3]	471	487
Total assets	[3]	87,974	80,803
Total liabilities	[3]	81,577	75,027
Maduro and curiels bank NV [member]
Disclosure of associates [line items]
Revenue	[3]	457	416
Net income	[3]	170	165
Total assets	[3]	8,057	7,636
Total liabilities	[3]	$ 6,959	$ 6,616

[1]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4 of the consolidated financial statements.
[2]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[3]	Based on the most recent available financial statements.
[4]	On October 31, 2023, the Bank closed the sale of its 20% interest in CTFS to Canadian Tire Corporation. Refer to Note 37 – Acquisitions and Divestitures.